N-4	May 01, 2026 USD ($)
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	MASSMUTUAL ASCEND LIFE INSURANCE CO
Entity Central Index Key	0000723258
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
INDEX SUMMIT 6 PRO - CALENDAR YEAR 2025 UPSIDE RATES

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2025	14.00%	80%	90%	80%	165%	14.50%	130%
1/20/2025	14.00%	80%	90%	80%	165%	14.50%	130%
2/6/2025	15.50%	85%	100%	90%	175%	16.50%	140%
2/20/2025	15.50%	85%	100%	90%	175%	16.50%	140%
3/6/2025	15.50%	85%	100%	90%	175%	16.50%	140%
3/20/2025	15.50%	85%	100%	90%	175%	16.50%	140%
4/6/2025	15.50%	85%	100%	90%	175%	16.50%	140%
4/20/2025	15.50%	85%	100%	90%	175%	16.50%	140%
5/6/2025	17.50%	85%	100%	90%	175%	20.00%	140%
5/20/2025	17.50%	85%	100%	90%	175%	20.00%	140%
6/6/2025	17.50%	85%	100%	90%	175%	20.00%	140%
6/20/2025	17.50%	85%	100%	90%	175%	20.00%	140%
7/6/2025	17.50%	85%	100%	90%	175%	20.00%	140%
7/20/2025	17.50%	95%	95%	90%	175%	24.00%	140%
8/6/2025	17.50%	95%	95%	90%	175%	24.00%	140%
8/20/2025	17.50%	95%	95%	90%	175%	24.00%	140%
9/6/2025	17.50%	95%	95%	90%	175%	24.00%	140%
9/20/2025	17.50%	95%	95%	90%	175%	24.00%	140%
10/6/2025	17.50%	95%	95%	90%	175%	24.00%	140%
10/20/2025	17.50%	95%	95%	90%	175%	24.00%	140%
11/6/2025	17.50%	95%	95%	90%	175%	24.00%	140%
11/20/2025	17.50%	90%	95%	90%	175%	24.00%	140%
12/6/2025	17.50%	90%	95%	90%	175%	24.00%	140%
12/20/2025	17.50%	85%	95%	90%	175%	23.25%	140%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2025	9.75%	7.25%	11.00%	8.00%	13.00%	13.50%	16.00%
1/20/2025	9.75%	7.25%	11.00%	8.00%	13.00%	13.50%	16.00%
2/6/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
2/20/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
3/6/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
3/20/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
4/6/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
4/20/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
5/6/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
5/20/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
6/6/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
6/20/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
7/6/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
7/20/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
8/6/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
8/20/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
9/6/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
9/20/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
10/6/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
10/20/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
11/6/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
11/20/2025	12.00%	10.00%	15.00%	9.25%	17.00%	18.00%	20.00%
12/6/2025	12.00%	10.00%	15.00%	9.25%	17.00%	18.00%	20.00%
12/20/2025	12.00%	10.00%	14.00%	9.25%	16.00%	18.00%	20.00%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2025	19.00%	7.75%	37.00%	90%	105%	95%	105%
1/20/2025	19.00%	7.75%	37.00%	90%	105%	95%	105%
2/6/2025	21.00%	8.25%	39.00%	100%	105%	100%	115%
2/20/2025	21.00%	8.25%	39.00%	100%	105%	100%	115%
3/6/2025	21.00%	8.25%	39.00%	100%	115%	110%	115%
3/20/2025	21.00%	8.25%	39.00%	100%	115%	110%	115%
4/6/2025	21.00%	8.25%	39.00%	100%	115%	110%	115%
4/20/2025	21.00%	8.25%	39.00%	100%	115%	110%	115%
5/6/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
5/20/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
6/6/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
6/20/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
7/6/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
7/20/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
8/6/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
8/20/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
9/6/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
9/20/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
10/6/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
10/20/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
11/6/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
11/20/2025	21.00%	9.50%	40.00%	105%	110%	100%	110%
12/6/2025	21.00%	9.50%	40.00%	105%	110%	100%	110%
12/20/2025	21.00%	8.50%	38.00%	95%	105%	100%	105%

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2025	105%	95%	110%	N/A	N/A	N/A	N/A
1/20/2025	105%	95%	110%	N/A	N/A	N/A	N/A
2/6/2025	110%	100%	105%	N/A	N/A	N/A	N/A
2/20/2025	110%	100%	105%	N/A	N/A	N/A	N/A
3/6/2025	110%	100%	105%	N/A	N/A	N/A	N/A
3/20/2025	110%	100%	105%	N/A	N/A	N/A	N/A
4/6/2025	110%	100%	105%	N/A	N/A	N/A	N/A
4/20/2025	110%	100%	105%	N/A	N/A	N/A	N/A
5/6/2025	110%	100%	105%	N/A	N/A	N/A	N/A
5/20/2025	110%	100%	105%	N/A	N/A	N/A	N/A
6/6/2025	110%	100%	105%	30.00%	19.00%	110%	95%
6/20/2025	110%	100%	105%	30.00%	19.00%	110%	95%
7/6/2025	110%	100%	105%	30.00%	19.00%	110%	95%
7/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
8/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
8/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
9/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
9/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
10/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
10/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
11/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
11/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
12/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
12/20/2025	105%	95%	100%	30.00%	18.25%	105%	90%

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2025	13.00%	75%	85%	75%	160%	14.00%	125%
1/20/2025	13.00%	75%	85%	75%	160%	14.00%	125%
2/6/2025	14.50%	80%	95%	85%	170%	16.00%	135%
2/20/2025	15.50%	85%	100%	90%	175%	16.50%	140%
3/6/2025	15.50%	85%	100%	90%	175%	16.50%	140%
3/20/2025	15.50%	85%	100%	90%	175%	16.50%	140%
4/6/2025	15.50%	85%	100%	90%	175%	16.50%	140%
4/20/2025	15.50%	85%	100%	90%	175%	16.50%	140%
5/6/2025	17.50%	85%	100%	90%	175%	20.00%	140%
5/20/2025	17.50%	85%	100%	90%	175%	20.00%	140%
6/6/2025	17.50%	85%	100%	90%	175%	20.00%	140%
6/20/2025	17.50%	85%	100%	90%	175%	20.00%	140%
7/6/2025	17.50%	85%	100%	90%	175%	20.00%	140%
7/20/2025	17.50%	95%	95%	90%	175%	24.00%	140%
8/6/2025	17.50%	95%	95%	90%	175%	24.00%	140%
8/20/2025	17.50%	95%	95%	90%	175%	24.00%	140%
9/6/2025	17.50%	95%	95%	90%	175%	24.00%	140%
9/20/2025	17.50%	95%	95%	90%	175%	24.00%	140%
10/6/2025	17.50%	95%	95%	90%	175%	24.00%	140%
10/20/2025	17.50%	95%	95%	90%	175%	24.00%	140%
11/6/2025	17.50%	95%	95%	90%	175%	24.00%	140%
11/20/2025	17.50%	90%	95%	90%	175%	24.00%	140%
12/6/2025	17.50%	90%	95%	90%	175%	24.00%	140%
12/20/2025	17.50%	85%	95%	90%	175%	23.25%	140%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS BELOW $100,000
1/6/2025	9.50%	7.00%	10.50%	7.75%	12.50%	13.00%	15.00%
1/20/2025	9.50%	7.00%	10.50%	7.75%	12.50%	13.00%	15.00%
2/6/2025	11.00%	8.75%	11.50%	9.00%	14.00%	15.00%	17.50%
2/20/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
3/6/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
3/20/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
4/6/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
4/20/2025	11.25%	9.00%	12.00%	9.25%	14.50%	15.50%	18.00%
5/6/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
5/20/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
6/6/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
6/20/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
7/6/2025	14.00%	11.00%	13.50%	10.50%	16.00%	15.50%	20.00%
7/20/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
8/6/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
8/20/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
9/6/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
9/20/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
10/6/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
10/20/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
11/6/2025	12.00%	10.00%	16.00%	9.25%	18.00%	18.00%	20.00%
11/20/2025	12.00%	10.00%	15.00%	9.25%	17.00%	18.00%	20.00%
12/6/2025	12.00%	10.00%	15.00%	9.25%	17.00%	18.00%	20.00%
12/20/2025	12.00%	10.00%	14.00%	9.25%	16.00%	18.00%	20.00%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2025	17.00%	7.50%	35.00%	85%	100%	90%	100%
1/20/2025	17.00%	7.50%	35.00%	85%	100%	90%	100%
2/6/2025	19.00%	8.00%	37.00%	95%	100%	95%	110%
2/20/2025	21.00%	8.25%	39.00%	100%	105%	100%	115%
3/6/2025	21.00%	8.25%	39.00%	100%	115%	110%	115%
3/20/2025	21.00%	8.25%	39.00%	100%	115%	110%	115%
4/6/2025	21.00%	8.25%	39.00%	100%	115%	110%	115%
4/20/2025	21.00%	8.25%	39.00%	100%	115%	110%	115%
5/6/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
5/20/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
6/6/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
6/20/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
7/6/2025	21.00%	8.25%	40.00%	100%	115%	110%	115%
7/20/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
8/6/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
8/20/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
9/6/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
9/20/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
10/6/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
10/20/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
11/6/2025	21.00%	10.50%	40.00%	110%	110%	105%	115%
11/20/2025	21.00%	9.50%	40.00%	105%	110%	100%	110%
12/6/2025	21.00%	9.50%	40.00%	105%	110%	100%	110%
12/20/2025	21.00%	8.50%	38.00%	95%	105%	100%	105%

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2025	100%	90%	105%	N/A	N/A	N/A	N/A
1/20/2025	100%	90%	105%	N/A	N/A	N/A	N/A
2/6/2025	105%	95%	100%	N/A	N/A	N/A	N/A
2/20/2025	110%	100%	105%	N/A	N/A	N/A	N/A
3/6/2025	110%	100%	105%	N/A	N/A	N/A	N/A
3/20/2025	110%	100%	105%	N/A	N/A	N/A	N/A
4/6/2025	110%	100%	105%	N/A	N/A	N/A	N/A
4/20/2025	110%	100%	105%	N/A	N/A	N/A	N/A
5/6/2025	110%	100%	105%	N/A	N/A	N/A	N/A
5/20/2025	110%	100%	105%	N/A	N/A	N/A	N/A
6/6/2025	110%	100%	105%	30.00%	19.00%	110%	95%
6/20/2025	110%	100%	105%	30.00%	19.00%	110%	95%
7/6/2025	110%	100%	105%	30.00%	19.00%	110%	95%
7/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
8/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
8/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
9/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
9/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
10/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
10/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
11/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
11/20/2025	110%	95%	100%	30.00%	19.00%	110%	95%
12/6/2025	110%	95%	100%	30.00%	19.00%	110%	95%
12/20/2025	105%	95%	100%	30.00%	18.25%	105%	90%

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2024	14.50%	75%	85%	75%	165%	15.50%	130%
1/20/2024	14.00%	75%	85%	75%	165%	14.50%	130%
2/6/2024	14.00%	75%	85%	75%	165%	14.50%	130%
2/20/2024	14.00%	75%	85%	75%	165%	14.50%	130%
3/6/2024	14.00%	75%	85%	75%	165%	14.50%	130%
3/20/2024	14.00%	75%	85%	75%	165%	14.50%	130%
4/6/2024	14.00%	75%	85%	75%	165%	14.50%	130%
4/20/2024	14.00%	75%	85%	75%	165%	14.50%	130%
5/6/2024	14.00%	75%	85%	75%	165%	14.50%	130%
5/20/2024	15.00%	80%	90%	80%	170%	15.50%	135%
6/6/2024	15.00%	80%	90%	80%	170%	15.50%	135%
6/20/2024	15.00%	80%	90%	80%	165%	15.50%	130%
7/6/2024	15.00%	80%	90%	80%	165%	15.50%	130%
7/20/2024	15.00%	80%	90%	80%	165%	15.50%	130%
8/6/2024	15.00%	80%	90%	80%	165%	15.50%	130%
8/20/2024	15.00%	80%	90%	80%	165%	15.50%	130%
9/6/2024	15.00%	80%	90%	80%	165%	15.50%	130%
9/20/2024	15.00%	80%	90%	80%	165%	15.50%	130%
10/6/2024	15.00%	80%	90%	80%	165%	15.50%	130%
10/20/2024	15.00%	80%	90%	80%	165%	15.50%	130%
11/6/2024	15.00%	80%	90%	80%	165%	15.50%	130%
11/20/2024	15.00%	80%	90%	80%	165%	15.50%	130%
12/6/2024	15.00%	80%	90%	80%	165%	15.50%	130%
12/20/2024	15.00%	80%	90%	80%	165%	15.50%	130%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2024	N/A	N/A	N/A	N/A	12.00%	12.50%	15.00%
1/20/2024	N/A	N/A	N/A	N/A	12.00%	12.50%	15.00%
2/6/2024	N/A	N/A	N/A	N/A	12.00%	12.50%	15.00%
2/20/2024	N/A	N/A	N/A	N/A	12.00%	12.50%	15.00%
3/6/2024	N/A	N/A	N/A	N/A	12.00%	12.50%	15.00%
3/20/2024	N/A	N/A	N/A	N/A	12.00%	12.50%	15.00%
4/6/2024	N/A	N/A	N/A	N/A	12.00%	12.50%	15.00%
4/20/2024	N/A	N/A	N/A	N/A	12.00%	12.50%	15.00%
5/6/2024	N/A	N/A	N/A	N/A	12.00%	12.50%	15.00%
5/20/2024	10.75%	7.75%	12.50%	9.25%	13.00%	13.50%	16.00%
6/6/2024	10.75%	7.75%	12.50%	9.25%	13.00%	13.50%	16.00%
6/20/2024	10.75%	7.75%	12.50%	9.25%	13.00%	13.50%	16.00%
7/6/2024	10.75%	7.75%	12.50%	9.25%	13.00%	13.50%	16.00%
7/20/2024	10.75%	7.75%	12.50%	9.25%	13.00%	13.50%	16.00%
8/6/2024	10.75%	7.75%	12.50%	9.25%	13.00%	13.50%	16.00%
8/20/2024	10.25%	7.25%	11.50%	8.50%	13.00%	13.50%	16.00%
9/6/2024	10.25%	7.25%	11.50%	8.50%	13.00%	13.50%	16.00%
9/20/2024	10.25%	7.25%	11.50%	8.50%	13.00%	13.50%	16.00%
10/6/2024	10.25%	7.25%	11.50%	8.50%	13.00%	13.50%	16.00%
10/20/2024	10.25%	7.25%	11.50%	8.50%	13.00%	13.50%	16.00%
11/6/2024	10.25%	7.25%	11.50%	8.50%	13.00%	13.50%	16.00%
11/20/2024	10.25%	7.25%	11.50%	8.50%	13.00%	13.50%	16.00%
12/6/2024	10.25%	7.25%	11.50%	8.50%	13.00%	13.50%	16.00%
12/20/2024	10.25%	7.25%	11.50%	8.50%	13.00%	13.50%	16.00%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2024	18.00%	6.75%	37.00%	90%	N/A	N/A	140%
1/20/2024	18.00%	6.75%	35.00%	90%	N/A	N/A	135%
2/6/2024	18.00%	6.75%	35.00%	90%	N/A	N/A	135%
2/20/2024	18.00%	6.75%	35.00%	90%	N/A	N/A	130%
3/6/2024	18.00%	6.75%	35.00%	90%	N/A	N/A	130%
3/20/2024	18.00%	6.75%	35.00%	90%	N/A	N/A	130%
4/6/2024	18.00%	6.75%	35.00%	90%	N/A	N/A	130%
4/20/2024	18.00%	6.75%	35.00%	90%	N/A	N/A	130%
5/6/2024	18.00%	6.75%	35.00%	90%	N/A	N/A	130%
5/20/2024	19.00%	7.75%	37.00%	95%	110%	100%	135%
6/6/2024	19.00%	7.75%	37.00%	95%	110%	100%	135%
6/20/2024	19.00%	7.75%	37.00%	95%	110%	100%	130%
7/6/2024	19.00%	7.75%	37.00%	95%	110%	100%	130%
7/20/2024	19.00%	7.75%	37.00%	95%	110%	100%	125%
8/6/2024	19.00%	7.75%	37.00%	95%	110%	100%	125%
8/20/2024	19.00%	7.75%	37.00%	90%	110%	100%	115%
9/6/2024	19.00%	7.75%	37.00%	90%	110%	100%	115%
9/20/2024	19.00%	7.75%	37.00%	90%	110%	100%	115%
10/6/2024	19.00%	7.75%	37.00%	90%	110%	100%	115%
10/20/2024	19.00%	7.75%	37.00%	90%	110%	100%	115%
11/6/2024	19.00%	7.75%	37.00%	90%	110%	100%	115%
11/20/2024	19.00%	7.75%	37.00%	90%	115%	100%	115%
12/6/2024	19.00%	7.75%	37.00%	90%	115%	100%	115%
12/20/2024	19.00%	7.75%	37.00%	90%	115%	100%	115%

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2024	120%	110%	110%	N/A	N/A	N/A	N/A
6/6/2024	120%	110%	110%	N/A	N/A	N/A	N/A
6/20/2024	120%	110%	110%	N/A	N/A	N/A	N/A
7/6/2024	120%	110%	110%	N/A	N/A	N/A	N/A
7/20/2024	120%	110%	110%	N/A	N/A	N/A	N/A
8/6/2024	120%	110%	110%	N/A	N/A	N/A	N/A
8/20/2024	115%	105%	110%	N/A	N/A	N/A	N/A
9/6/2024	115%	105%	110%	N/A	N/A	N/A	N/A
9/20/2024	115%	105%	110%	N/A	N/A	N/A	N/A
10/6/2024	115%	105%	110%	N/A	N/A	N/A	N/A
10/20/2024	115%	105%	110%	N/A	N/A	N/A	N/A
11/6/2024	115%	105%	110%	N/A	N/A	N/A	N/A
11/20/2024	115%	105%	110%	N/A	N/A	N/A	N/A
12/6/2024	115%	105%	110%	N/A	N/A	N/A	N/A
12/20/2024	115%	105%	110%	N/A	N/A	N/A	N/A

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2024	13.50%	70%	80%	70%	160%	15.00%	125%
1/20/2024	13.00%	70%	80%	70%	160%	14.00%	125%
2/6/2024	13.00%	70%	80%	70%	160%	14.00%	125%
2/20/2024	13.00%	70%	80%	70%	160%	14.00%	125%
3/6/2024	13.00%	70%	80%	70%	160%	14.00%	125%
3/20/2024	13.00%	70%	80%	70%	160%	14.00%	125%
4/6/2024	13.00%	70%	80%	70%	160%	14.00%	125%
4/20/2024	13.00%	70%	80%	70%	160%	14.00%	125%
5/6/2024	13.00%	70%	80%	70%	160%	14.00%	125%
5/20/2024	14.00%	75%	85%	75%	165%	15.00%	130%
6/6/2024	14.00%	75%	85%	75%	165%	15.00%	130%
6/20/2024	14.00%	75%	85%	75%	160%	15.00%	125%
7/6/2024	14.00%	75%	85%	75%	160%	15.00%	125%
7/20/2024	14.00%	75%	85%	75%	160%	15.00%	125%
8/6/2024	14.00%	75%	85%	75%	160%	15.00%	125%
8/20/2024	14.00%	75%	85%	75%	160%	15.00%	125%
9/6/2024	14.00%	75%	85%	75%	160%	15.00%	125%
9/20/2024	14.00%	75%	85%	75%	160%	15.00%	125%
10/6/2024	14.00%	75%	85%	75%	160%	15.00%	125%
10/20/2024	14.00%	75%	85%	75%	160%	15.00%	125%
11/6/2024	14.00%	75%	85%	75%	160%	15.00%	125%
11/20/2024	14.00%	75%	85%	75%	160%	15.00%	125%
12/6/2024	14.00%	75%	85%	75%	160%	15.00%	125%
12/20/2024	14.00%	75%	85%	75%	160%	15.00%	125%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS BELOW $100,000
1/6/2024	N/A	N/A	N/A	N/A	11.50%	12.00%	14.00%
1/20/2024	N/A	N/A	N/A	N/A	11.50%	12.00%	14.00%
2/6/2024	N/A	N/A	N/A	N/A	11.50%	12.00%	14.00%
2/20/2024	N/A	N/A	N/A	N/A	11.50%	12.00%	14.00%
3/6/2024	N/A	N/A	N/A	N/A	11.50%	12.00%	14.00%
3/20/2024	N/A	N/A	N/A	N/A	11.50%	12.00%	14.00%
4/6/2024	N/A	N/A	N/A	N/A	11.50%	12.00%	14.00%
4/20/2024	N/A	N/A	N/A	N/A	11.50%	12.00%	14.00%
5/6/2024	N/A	N/A	N/A	N/A	11.50%	12.00%	14.00%
5/20/2024	10.50%	7.50%	12.10%	9.00%	12.50%	13.00%	15.00%
6/6/2024	10.50%	7.50%	12.10%	9.00%	12.50%	13.00%	15.00%
6/20/2024	10.50%	7.50%	12.10%	9.00%	12.50%	13.00%	15.00%
7/6/2024	10.50%	7.50%	12.10%	9.00%	12.50%	13.00%	15.00%
7/20/2024	10.50%	7.50%	12.10%	9.00%	12.50%	13.00%	15.00%
8/6/2024	10.50%	7.50%	12.10%	9.00%	12.50%	13.00%	15.00%
8/20/2024	10.00%	7.00%	11.00%	8.25%	12.50%	13.00%	15.00%
9/6/2024	10.00%	7.00%	11.00%	8.25%	12.50%	13.00%	15.00%
9/20/2024	10.00%	7.00%	11.00%	8.25%	12.50%	13.00%	15.00%
10/6/2024	10.00%	7.00%	11.00%	8.25%	12.50%	13.00%	15.00%
10/20/2024	10.00%	7.00%	11.00%	8.25%	12.50%	13.00%	15.00%
11/6/2024	10.00%	7.00%	11.00%	8.25%	12.50%	13.00%	15.00%
11/20/2024	10.00%	7.00%	11.00%	8.25%	12.50%	13.00%	15.00%
12/6/2024	10.00%	7.00%	11.00%	8.25%	12.50%	13.00%	15.00%
12/20/2024	10.00%	7.00%	11.00%	8.25%	12.50%	13.00%	15.00%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2024	16.00%	6.50%	35.00%	85%	N/A	N/A	135%
1/20/2024	16.00%	6.50%	33.00%	85%	N/A	N/A	130%
2/6/2024	16.00%	6.50%	33.00%	85%	N/A	N/A	130%
2/20/2024	16.00%	6.50%	33.00%	85%	N/A	N/A	125%
3/6/2024	16.00%	6.50%	33.00%	85%	N/A	N/A	125%
3/20/2024	16.00%	6.50%	33.00%	85%	N/A	N/A	125%
4/6/2024	16.00%	6.50%	33.00%	85%	N/A	N/A	125%
4/20/2024	16.00%	6.50%	33.00%	85%	N/A	N/A	125%
5/6/2024	16.00%	6.50%	33.00%	85%	N/A	N/A	125%
5/20/2024	17.00%	7.50%	35.00%	90%	105%	95%	130%
6/6/2024	17.00%	7.50%	35.00%	90%	105%	95%	130%
6/20/2024	17.00%	7.50%	35.00%	90%	105%	95%	125%
7/6/2024	17.00%	7.50%	35.00%	90%	105%	95%	125%
7/20/2024	17.00%	7.50%	35.00%	90%	105%	95%	120%
8/6/2024	17.00%	7.50%	35.00%	90%	105%	95%	120%
8/20/2024	17.00%	7.50%	35.00%	85%	105%	95%	110%
9/6/2024	17.00%	7.50%	35.00%	85%	105%	95%	110%
9/20/2024	17.00%	7.50%	35.00%	85%	105%	95%	110%
10/6/2024	17.00%	7.50%	35.00%	85%	105%	95%	110%
10/20/2024	17.00%	7.50%	35.00%	85%	105%	95%	110%
11/6/2024	17.00%	7.50%	35.00%	85%	105%	95%	110%
11/20/2024	17.00%	7.50%	35.00%	85%	110%	95%	110%
12/6/2024	17.00%	7.50%	35.00%	85%	110%	95%	110%
12/20/2024	17.00%	7.50%	35.00%	85%	110%	95%	110%

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2024	115%	105%	105%	N/A	N/A	N/A	N/A
6/6/2024	115%	105%	105%	N/A	N/A	N/A	N/A
6/20/2024	115%	105%	105%	N/A	N/A	N/A	N/A
7/6/2024	115%	105%	105%	N/A	N/A	N/A	N/A
7/20/2024	115%	105%	105%	N/A	N/A	N/A	N/A
8/6/2024	115%	105%	105%	N/A	N/A	N/A	N/A
8/20/2024	110%	100%	105%	N/A	N/A	N/A	N/A
9/6/2024	110%	100%	105%	N/A	N/A	N/A	N/A
9/20/2024	110%	100%	105%	N/A	N/A	N/A	N/A
10/6/2024	110%	100%	105%	N/A	N/A	N/A	N/A
10/20/2024	110%	100%	105%	N/A	N/A	N/A	N/A
11/6/2024	110%	100%	105%	N/A	N/A	N/A	N/A
11/20/2024	110%	100%	105%	N/A	N/A	N/A	N/A
12/6/2024	110%	100%	105%	N/A	N/A	N/A	N/A
12/20/2024	110%	100%	105%	N/A	N/A	N/A	N/A

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2023	16.00%	87%	96%	83%	188%	14.95%	153%
1/20/2023	15.95%	87%	98%	94%	189%	15.45%	154%
2/6/2023	17.05%	79%	85%	79%	179%	15.45%	145%
2/20/2023	16.00%	77%	82%	80%	172%	15.40%	136%
3/6/2023	16.00%	77%	84%	79%	172%	14.20%	136%
3/20/2023	17.00%	84%	95%	88%	199%	15.30%	160%
4/6/2023	17.00%	82%	92%	88%	200%	14.45%	162%
4/20/2023	15.40%	77%	87%	79%	181%	12.25%	142%
5/6/2023	14.45%	75%	85%	73%	175%	12.25%	136%
5/20/2023	14.50%	75%	91%	75%	175%	13.40%	131%
6/6/2023	14.40%	75%	91%	75%	165%	13.05%	130%
6/20/2023	14.50%	75%	90%	75%	165%	14.05%	130%
7/6/2023	14.50%	75%	91%	80%	165%	15.40%	130%
7/20/2023	14.50%	76%	92%	78%	165%	15.50%	130%
8/6/2023	15.60%	76%	94%	79%	165%	15.70%	130%
8/20/2023	17.85%	79%	98%	87%	165%	19.35%	130%
9/6/2023	16.05%	81%	103%	93%	165%	16.20%	130%
9/20/2023	16.50%	82%	98%	102%	165%	17.65%	130%
10/6/2023	17.00%	83%	97%	107%	164%	19.10%	129%
10/20/2023	15.70%	85%	99%	107%	163%	17.05%	128%
11/6/2023	15.00%	82%	96%	103%	164%	16.20%	129%
11/20/2023	13.85%	81%	96%	103%	164%	14.75%	129%
12/6/2023	14.60%	77%	93%	99%	164%	15.55%	129%
12/20/2023	15.10%	77%	94%	99%	164%	16.00%	129%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2023	N/A	N/A	N/A	N/A	13.45%	16.10%	19.25%
1/20/2023	N/A	N/A	N/A	N/A	13.10%	17.70%	24.35%
2/6/2023	N/A	N/A	N/A	N/A	13.10%	16.05%	21.40%
2/20/2023	N/A	N/A	N/A	N/A	13.10%	13.30%	21.40%
3/6/2023	N/A	N/A	N/A	N/A	12.90%	13.30%	21.10%
3/20/2023	N/A	N/A	N/A	N/A	12.00%	13.00%	18.15%
4/6/2023	N/A	N/A	N/A	N/A	12.00%	12.60%	18.05%
4/20/2023	N/A	N/A	N/A	N/A	12.00%	12.50%	15.70%
5/6/2023	N/A	N/A	N/A	N/A	11.30%	12.50%	15.00%
5/20/2023	8.45%	5.75%	8.80%	6.50%	12.40%	14.55%	15.35%
6/6/2023	8.00%	5.40%	8.65%	6.30%	12.05%	16.10%	16.10%
6/20/2023	8.45%	5.70%	9.35%	6.75%	12.60%	15.70%	16.30%
7/6/2023	8.75%	5.85%	10.15%	7.05%	12.30%	17.20%	19.60%
7/20/2023	8.90%	6.05%	10.45%	7.20%	12.60%	17.05%	18.85%
8/6/2023	9.50%	6.40%	11.35%	7.65%	13.45%	17.55%	19.05%
8/20/2023	11.10%	7.70%	12.95%	8.70%	14.45%	20.90%	24.85%
9/6/2023	9.55%	6.55%	11.30%	7.60%	13.50%	21.40%	30.00%
9/20/2023	10.40%	7.25%	12.00%	8.20%	12.70%	19.85%	30.00%
10/6/2023	10.35%	7.20%	12.30%	8.15%	12.45%	18.20%	30.00%
10/20/2023	10.05%	7.15%	11.45%	7.85%	11.80%	19.35%	30.00%
11/6/2023	9.70%	6.85%	11.15%	7.65%	11.45%	16.25%	27.30%
11/20/2023	9.55%	6.85%	10.35%	7.40%	10.80%	15.10%	22.90%
12/6/2023	9.50%	6.55%	11.10%	7.60%	11.40%	14.55%	21.60%
12/20/2023	9.40%	6.40%	11.35%	7.60%	11.75%	16.75%	22.20%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2023	21.05%	7.60%	16.40%	67%	N/A	N/A	N/A
1/20/2023	21.75%	7.65%	16.40%	67%	N/A	N/A	N/A
2/6/2023	17.35%	7.65%	15.80%	67%	N/A	N/A	N/A
2/20/2023	17.35%	7.15%	15.55%	65%	N/A	N/A	N/A
3/6/2023	17.35%	6.95%	15.65%	64%	N/A	N/A	N/A
3/20/2023	18.00%	6.75%	16.25%	66%	N/A	N/A	N/A
4/6/2023	18.30%	6.75%	16.05%	65%	N/A	N/A	N/A
4/20/2023	16.80%	6.75%	15.15%	60%	N/A	N/A	N/A
5/6/2023	16.35%	6.30%	15.10%	57%	N/A	N/A	N/A
5/20/2023	18.00%	7.10%	14.05%	55%	91%	75%	N/A
6/6/2023	18.00%	7.00%	13.85%	55%	95%	78%	N/A
6/20/2023	18.05%	7.05%	14.25%	57%	100%	83%	N/A
7/6/2023	19.50%	6.95%	14.30%	57%	106%	88%	N/A
7/20/2023	22.90%	7.00%	14.55%	58%	107%	90%	N/A
8/6/2023	24.65%	7.20%	15.45%	60%	114%	95%	N/A
8/20/2023	30.00%	7.35%	18.00%	65%	123%	102%	N/A
9/6/2023	29.90%	7.10%	15.60%	64%	118%	98%	N/A
9/20/2023	30.00%	6.95%	18.85%	69%	122%	102%	N/A
10/6/2023	30.00%	6.90%	17.60%	71%	125%	104%	N/A
10/20/2023	30.00%	6.65%	17.60%	71%	119%	99%	N/A
11/6/2023	30.00%	6.60%	16.55%	71%	114%	94%	N/A
11/20/2023	23.70%	6.40%	16.20%	71%	103%	85%	N/A
12/6/2023	27.10%	6.70%	15.50%	71%	106%	88%	N/A
12/20/2023	25.65%	6.80%	15.10%	71%	109%	91%	N/A

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2023	14.70%	81%	89%	78%	180%	13.15%	144%
1/20/2023	14.65%	82%	91%	88%	181%	13.55%	145%
2/6/2023	15.65%	74%	79%	74%	171%	13.55%	136%
2/20/2023	15.00%	72%	76%	74%	164%	13.40%	128%
3/6/2023	14.80%	72%	78%	74%	164%	12.35%	128%
3/20/2023	16.00%	78%	89%	82%	188%	13.20%	149%
4/6/2023	15.85%	77%	86%	82%	190%	12.55%	152%
4/20/2023	14.15%	72%	81%	73%	172%	10.40%	133%
5/6/2023	13.40%	70%	80%	68%	167%	10.45%	127%
5/20/2023	13.50%	70%	85%	70%	161%	12.95%	126%
6/6/2023	13.20%	70%	85%	70%	160%	12.60%	125%
6/20/2023	13.50%	70%	85%	70%	160%	13.50%	125%
7/6/2023	13.50%	70%	85%	75%	160%	14.90%	125%
7/20/2023	13.50%	70%	87%	73%	160%	15.00%	125%
8/6/2023	14.45%	71%	88%	74%	160%	15.20%	125%
8/20/2023	16.60%	74%	92%	81%	160%	18.70%	125%
9/6/2023	14.65%	76%	97%	86%	160%	15.55%	125%
9/20/2023	15.15%	77%	92%	96%	160%	16.95%	125%
10/6/2023	15.50%	78%	91%	101%	159%	18.20%	124%
10/20/2023	14.25%	79%	93%	101%	158%	16.30%	123%
11/6/2023	13.75%	76%	90%	96%	159%	15.55%	124%
11/20/2023	12.70%	75%	90%	96%	159%	14.20%	124%
12/6/2023	13.50%	72%	88%	93%	159%	15.00%	124%
12/20/2023	13.95%	72%	88%	93%	159%	15.45%	124%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS BELOW $100,000
1/6/2023	N/A	N/A	N/A	N/A	12.90%	14.60%	18.05%
1/20/2023	N/A	N/A	N/A	N/A	12.50%	15.90%	22.30%
2/6/2023	N/A	N/A	N/A	N/A	12.50%	14.65%	19.90%
2/20/2023	N/A	N/A	N/A	N/A	12.50%	12.10%	19.90%
3/6/2023	N/A	N/A	N/A	N/A	12.35%	12.10%	19.70%
3/20/2023	N/A	N/A	N/A	N/A	11.50%	12.00%	17.00%
4/6/2023	N/A	N/A	N/A	N/A	11.50%	12.00%	16.85%
4/20/2023	N/A	N/A	N/A	N/A	11.50%	12.00%	14.70%
5/6/2023	N/A	N/A	N/A	N/A	10.80%	11.75%	14.00%
5/20/2023	8.25%	5.55%	8.45%	6.30%	11.80%	13.80%	14.25%
6/6/2023	7.80%	5.20%	8.35%	6.10%	11.50%	15.20%	14.85%
6/20/2023	8.25%	5.50%	9.05%	6.55%	12.00%	14.80%	15.05%
7/6/2023	8.55%	5.70%	9.85%	6.85%	11.75%	16.25%	17.95%
7/20/2023	8.70%	5.85%	10.20%	7.00%	12.05%	16.10%	17.40%
8/6/2023	9.30%	6.20%	11.05%	7.45%	12.85%	16.55%	17.65%
8/20/2023	10.90%	7.50%	12.60%	8.50%	13.85%	19.55%	22.35%
9/6/2023	9.35%	6.35%	10.95%	7.40%	12.85%	19.50%	27.10%
9/20/2023	10.15%	7.05%	11.65%	8.00%	12.15%	18.30%	26.70%
10/6/2023	10.15%	7.00%	11.90%	7.95%	11.90%	16.95%	30.00%
10/20/2023	9.85%	6.95%	11.05%	7.65%	11.25%	17.95%	28.95%
11/6/2023	9.50%	6.65%	10.80%	7.45%	10.90%	15.30%	22.95%
11/20/2023	9.30%	6.65%	10.00%	7.20%	10.30%	14.30%	19.95%
12/6/2023	9.30%	6.35%	10.75%	7.40%	10.90%	13.80%	19.15%
12/20/2023	9.20%	6.25%	11.05%	7.40%	11.25%	15.80%	19.55%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2023	19.85%	7.10%	16.05%	64%	N/A	N/A	N/A
1/20/2023	20.45%	7.20%	15.95%	64%	N/A	N/A	N/A
2/6/2023	16.35%	7.20%	15.45%	63%	N/A	N/A	N/A
2/20/2023	16.35%	6.65%	15.25%	62%	N/A	N/A	N/A
3/6/2023	16.35%	6.45%	15.30%	61%	N/A	N/A	N/A
3/20/2023	16.40%	6.50%	16.00%	63%	N/A	N/A	N/A
4/6/2023	17.10%	6.45%	15.80%	62%	N/A	N/A	N/A
4/20/2023	15.75%	6.50%	14.90%	57%	N/A	N/A	N/A
5/6/2023	15.40%	5.80%	14.85%	54%	N/A	N/A	N/A
5/20/2023	15.90%	6.80%	13.80%	53%	87%	71%	N/A
6/6/2023	16.00%	6.75%	13.60%	53%	90%	74%	N/A
6/20/2023	16.00%	6.80%	14.05%	54%	96%	79%	N/A
7/6/2023	17.05%	6.70%	14.10%	54%	101%	84%	N/A
7/20/2023	19.75%	6.75%	14.35%	55%	102%	86%	N/A
8/6/2023	21.45%	6.90%	15.25%	58%	109%	91%	N/A
8/20/2023	30.00%	7.05%	17.80%	62%	118%	98%	N/A
9/6/2023	25.75%	6.80%	15.35%	61%	113%	93%	N/A
9/20/2023	29.35%	6.65%	18.50%	66%	117%	97%	N/A
10/6/2023	30.00%	6.60%	17.30%	66%	120%	99%	N/A
10/20/2023	30.00%	6.40%	17.25%	66%	113%	94%	N/A
11/6/2023	28.85%	6.35%	16.25%	66%	108%	90%	N/A
11/20/2023	20.70%	6.15%	15.90%	66%	98%	80%	N/A
12/6/2023	23.35%	6.45%	15.30%	66%	102%	84%	N/A
12/20/2023	22.40%	6.50%	14.90%	66%	105%	87%	N/A

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2022	9.05%	64%	65%	64%	136%	7.45%	100%
1/20/2022	9.20%	63%	69%	65%	135%	7.80%	98%
2/6/2022	9.60%	68%	65%	60%	135%	7.80%	98%
2/20/2022	9.20%	75%	75%	70%	138%	6.80%	102%
3/6/2022	9.80%	71%	70%	74%	138%	6.85%	102%
3/20/2022	9.60%	73%	73%	79%	156%	6.85%	116%
4/6/2022	9.95%	75%	74%	83%	165%	6.85%	126%
4/20/2022	11.90%	75%	76%	78%	165%	8.40%	126%
5/6/2022	11.90%	75%	80%	84%	175%	8.70%	135%
5/20/2022	11.45%	78%	86%	82%	156%	9.25%	120%
6/6/2022	9.85%	78%	87%	88%	156%	8.75%	120%
6/20/2022	9.70%	73%	86%	82%	147%	8.45%	111%
7/6/2022	11.65%	74%	85%	83%	149%	9.55%	114%
7/20/2022	12.15%	75%	80%	80%	150%	9.25%	114%
8/6/2022	13.45%	76%	80%	79%	152%	9.25%	116%
8/20/2022	14.35%	73%	80%	81%	145%	10.50%	109%
9/6/2022	13.50%	73%	86%	86%	148%	11.05%	112%
9/20/2022	14.80%	75%	82%	98%	159%	10.80%	123%
10/6/2022	12.95%	78%	74%	97%	152%	11.15%	126%
10/20/2022	11.60%	83%	83%	106%	164%	12.15%	140%
11/6/2022	10.90%	83%	81%	102%	168%	13.10%	144%
11/20/2022	11.65%	82%	83%	102%	170%	14.50%	134%
12/6/2022	11.70%	82%	85%	102%	172%	14.30%	137%
12/20/2022	13.75%	82%	90%	100%	169%	12.75%	134%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2022	N/A	N/A	N/A	N/A	7.40%	6.75%	9.95%
1/20/2022	N/A	N/A	N/A	N/A	7.50%	7.50%	10.30%
2/6/2022	N/A	N/A	N/A	N/A	7.50%	6.80%	9.30%
2/20/2022	N/A	N/A	N/A	N/A	6.90%	6.80%	10.25%
3/6/2022	N/A	N/A	N/A	N/A	6.90%	6.80%	11.15%
3/20/2022	N/A	N/A	N/A	N/A	6.90%	6.80%	12.30%
4/6/2022	N/A	N/A	N/A	N/A	6.90%	6.80%	13.00%
4/20/2022	N/A	N/A	N/A	N/A	8.05%	8.25%	13.00%
5/6/2022	N/A	N/A	N/A	N/A	8.05%	8.75%	13.10%
5/20/2022	6.60%	4.65%	5.80%	4.70%	8.25%	9.45%	12.15%
6/6/2022	6.15%	4.25%	5.60%	4.50%	8.45%	9.10%	12.55%
6/20/2022	6.05%	4.30%	5.45%	4.45%	8.00%	8.45%	12.10%
7/6/2022	6.55%	4.60%	6.30%	4.95%	7.95%	9.80%	13.80%
7/20/2022	6.55%	4.60%	6.25%	4.95%	7.85%	9.80%	13.20%
8/6/2022	7.05%	4.90%	6.75%	5.25%	8.65%	10.10%	13.20%
8/20/2022	8.10%	5.90%	7.25%	5.80%	9.65%	11.20%	16.70%
9/6/2022	7.25%	5.15%	6.85%	5.35%	10.15%	11.95%	22.25%
9/20/2022	8.10%	5.90%	7.60%	6.00%	9.75%	11.15%	21.90%
10/6/2022	8.15%	5.90%	7.80%	6.00%	10.15%	11.50%	25.55%
10/20/2022	8.60%	6.25%	8.50%	6.45%	10.65%	13.50%	25.15%
11/6/2022	8.80%	6.30%	9.30%	6.80%	11.35%	13.50%	25.25%
11/20/2022	9.50%	6.80%	10.20%	7.35%	11.40%	14.25%	28.75%
12/6/2022	9.15%	6.30%	10.30%	7.25%	11.65%	14.60%	27.55%
12/20/2022	8.45%	5.85%	9.30%	6.70%	11.20%	16.85%	29.30%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2022	8.85%	4.00%	13.25%	59%	N/A	N/A	N/A
1/20/2022	9.15%	4.00%	12.90%	59%	N/A	N/A	N/A
2/6/2022	7.65%	4.00%	13.55%	61%	N/A	N/A	N/A
2/20/2022	7.65%	4.00%	12.20%	63%	N/A	N/A	N/A
3/6/2022	7.65%	4.00%	14.95%	63%	N/A	N/A	N/A
3/20/2022	8.25%	4.00%	13.95%	62%	N/A	N/A	N/A
4/6/2022	8.05%	4.00%	14.20%	63%	N/A	N/A	N/A
4/20/2022	9.90%	4.00%	17.40%	69%	N/A	N/A	N/A
5/6/2022	10.85%	4.00%	17.15%	69%	N/A	N/A	N/A
5/20/2022	13.60%	4.35%	14.10%	62%	67%	53%	N/A
6/6/2022	14.50%	4.10%	12.85%	61%	69%	55%	N/A
6/20/2022	11.05%	4.00%	11.60%	57%	68%	54%	N/A
7/6/2022	11.50%	4.00%	9.90%	50%	76%	62%	N/A
7/20/2022	14.10%	4.00%	12.25%	59%	101%	61%	N/A
8/6/2022	17.30%	4.10%	12.85%	61%	101%	65%	N/A
8/20/2022	18.25%	4.25%	14.85%	63%	81%	64%	N/A
9/6/2022	19.80%	4.80%	13.20%	63%	84%	68%	N/A
9/20/2022	20.35%	4.95%	16.15%	68%	89%	72%	N/A
10/6/2022	22.55%	4.50%	16.25%	71%	93%	75%	N/A
10/20/2022	29.30%	6.15%	16.85%	71%	98%	79%	N/A
11/6/2022	25.85%	6.45%	15.75%	71%	106%	83%	N/A
11/20/2022	26.15%	6.45%	15.85%	71%	102%	84%	N/A
12/6/2022	24.55%	6.60%	15.45%	71%	101%	84%	N/A
12/20/2022	21.85%	6.55%	15.35%	71%	96%	80%	N/A

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2022	8.55%	59%	60%	60%	131%	7.10%	94%
1/20/2022	8.70%	59%	64%	61%	130%	7.50%	93%
2/6/2022	9.15%	64%	61%	57%	130%	7.50%	93%
2/20/2022	8.55%	70%	70%	66%	131%	6.30%	95%
3/6/2022	9.25%	66%	66%	71%	131%	6.45%	95%
3/20/2022	8.90%	67%	68%	75%	149%	6.45%	108%
4/6/2022	9.25%	69%	69%	79%	157%	6.45%	117%
4/20/2022	11.20%	70%	71%	74%	157%	7.95%	117%
5/6/2022	11.15%	70%	75%	79%	166%	8.20%	126%
5/20/2022	10.60%	72%	81%	77%	149%	8.65%	114%
6/6/2022	9.05%	72%	81%	82%	148%	8.20%	112%
6/20/2022	8.95%	67%	81%	76%	140%	7.90%	103%
7/6/2022	10.85%	68%	80%	78%	142%	9.00%	106%
7/20/2022	11.40%	68%	75%	75%	143%	8.75%	107%
8/6/2022	12.55%	70%	75%	73%	145%	8.70%	109%
8/20/2022	13.40%	69%	74%	76%	138%	9.90%	101%
9/6/2022	12.50%	69%	79%	79%	141%	10.45%	105%
9/20/2022	13.70%	70%	76%	91%	151%	10.10%	115%
10/6/2022	12.10%	73%	67%	90%	145%	10.50%	118%
10/20/2022	10.70%	77%	76%	98%	156%	10.85%	132%
11/6/2022	10.10%	77%	74%	95%	159%	11.90%	135%
11/20/2022	10.85%	77%	76%	94%	161%	13.25%	125%
12/6/2022	10.80%	76%	78%	94%	163%	12.95%	128%
12/20/2022	12.65%	76%	83%	93%	160%	11.25%	125%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS BELOW $100,000
1/6/2022	N/A	N/A	N/A	N/A	7.00%	6.25%	9.55%
1/20/2022	N/A	N/A	N/A	N/A	7.15%	7.00%	9.90%
2/6/2022	N/A	N/A	N/A	N/A	7.15%	6.30%	8.90%
2/20/2022	N/A	N/A	N/A	N/A	6.70%	6.30%	9.75%
3/6/2022	N/A	N/A	N/A	N/A	6.70%	6.30%	10.70%
3/20/2022	N/A	N/A	N/A	N/A	6.70%	6.30%	11.70%
4/6/2022	N/A	N/A	N/A	N/A	6.70%	6.30%	12.35%
4/20/2022	N/A	N/A	N/A	N/A	7.85%	7.60%	12.35%
5/6/2022	N/A	N/A	N/A	N/A	7.85%	8.05%	12.40%
5/20/2022	6.20%	4.40%	5.35%	4.35%	8.05%	8.65%	11.30%
6/6/2022	5.80%	4.05%	5.15%	4.20%	8.05%	8.30%	11.60%
6/20/2022	5.75%	4.05%	5.05%	4.15%	7.60%	7.65%	11.20%
7/6/2022	6.25%	4.35%	5.90%	4.70%	7.55%	8.90%	12.75%
7/20/2022	6.25%	4.40%	5.85%	4.65%	7.50%	8.90%	12.15%
8/6/2022	6.70%	4.70%	6.30%	4.95%	8.25%	9.15%	12.20%
8/20/2022	7.75%	5.65%	6.75%	5.45%	9.20%	10.15%	15.25%
9/6/2022	6.90%	4.90%	6.35%	5.05%	9.65%	10.75%	19.65%
9/20/2022	7.75%	5.65%	7.10%	5.65%	9.35%	10.15%	19.35%
10/6/2022	7.80%	5.65%	7.30%	5.70%	9.75%	10.60%	22.35%
10/20/2022	8.00%	5.85%	7.60%	5.90%	10.25%	12.30%	21.70%
11/6/2022	8.30%	5.95%	8.45%	6.35%	10.90%	12.35%	21.95%
11/20/2022	9.00%	6.45%	9.35%	6.90%	10.95%	13.05%	24.50%
12/6/2022	8.65%	5.95%	9.40%	6.75%	11.20%	13.35%	23.65%
12/20/2022	7.85%	5.45%	8.30%	6.10%	10.70%	14.95%	24.80%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2022	8.55%	4.00%	12.65%	57%	N/A	N/A	N/A
1/20/2022	8.80%	4.00%	12.35%	56%	N/A	N/A	N/A
2/6/2022	7.35%	4.00%	12.95%	58%	N/A	N/A	N/A
2/20/2022	7.35%	4.00%	11.55%	60%	N/A	N/A	N/A
3/6/2022	7.35%	4.00%	14.30%	60%	N/A	N/A	N/A
3/20/2022	7.85%	4.00%	13.15%	59%	N/A	N/A	N/A
4/6/2022	7.55%	4.00%	13.35%	60%	N/A	N/A	N/A
4/20/2022	9.30%	4.00%	16.40%	66%	N/A	N/A	N/A
5/6/2022	10.35%	4.00%	16.15%	66%	N/A	N/A	N/A
5/20/2022	12.95%	4.10%	12.50%	59%	62%	48%	N/A
6/6/2022	13.90%	4.00%	11.35%	58%	64%	51%	N/A
6/20/2022	10.45%	4.00%	10.15%	54%	63%	49%	N/A
7/6/2022	10.85%	4.00%	9.45%	50%	71%	57%	N/A
7/20/2022	13.30%	4.00%	12.00%	56%	96%	56%	N/A
8/6/2022	16.30%	4.00%	12.60%	58%	96%	60%	N/A
8/20/2022	17.35%	4.00%	14.55%	60%	75%	59%	N/A
9/6/2022	18.85%	4.55%	12.90%	59%	78%	62%	N/A
9/20/2022	19.35%	4.70%	15.80%	64%	83%	66%	N/A
10/6/2022	21.35%	4.25%	15.90%	66%	87%	70%	N/A
10/20/2022	27.30%	5.70%	16.40%	67%	88%	71%	N/A
11/6/2022	24.25%	6.05%	15.30%	66%	101%	75%	N/A
11/20/2022	24.55%	6.05%	15.45%	66%	94%	76%	N/A
12/6/2022	23.05%	6.15%	15.00%	66%	93%	77%	N/A
12/20/2022	20.50%	6.05%	14.95%	66%	87%	71%	N/A

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	8.35%	56%	62%	56%	120%	7.65%	111%
6/6/2021	8.05%	60%	68%	58%	114%	6.55%	77%
6/20/2021	7.75%	57%	63%	52%	109%	6.70%	72%
7/6/2021	7.85%	57%	66%	59%	110%	6.70%	73%
7/20/2021	7.65%	56%	62%	56%	107%	6.55%	70%
8/6/2021	8.00%	56%	63%	55%	107%	6.00%	70%
8/20/2021	9.20%	58%	67%	60%	105%	7.70%	68%
9/6/2021	7.90%	59%	65%	61%	110%	7.45%	73%
9/20/2021	8.45%	60%	62%	67%	115%	7.20%	78%
10/6/2021	7.75%	58%	60%	74%	109%	6.70%	80%
10/20/2021	7.75%	61%	61%	69%	115%	6.60%	89%
11/6/2021	7.60%	57%	58%	68%	110%	6.50%	83%
11/20/2021	8.00%	57%	58%	70%	110%	7.20%	73%
12/6/2021	7.45%	57%	58%	64%	115%	6.20%	78%
12/20/2021	7.40%	60%	61%	72%	121%	5.65%	84%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	5.65%	4.10%	4.55%	3.85%	7.00%	6.35%	8.05%
6/6/2021	4.90%	3.55%	3.90%	3.30%	6.50%	6.20%	8.90%
6/20/2021	5.05%	3.70%	4.05%	3.45%	6.00%	6.00%	7.50%
7/6/2021	5.00%	3.65%	4.10%	3.50%	6.05%	6.70%	9.05%
7/20/2021	5.00%	3.70%	4.05%	3.45%	6.00%	6.20%	8.35%
8/6/2021	5.20%	3.85%	4.05%	3.50%	6.00%	6.00%	8.20%
8/20/2021	6.55%	4.95%	5.00%	4.30%	6.80%	7.65%	9.10%
9/6/2021	5.30%	4.00%	4.05%	3.50%	7.00%	7.35%	11.40%
9/20/2021	6.15%	4.75%	4.80%	4.15%	6.25%	6.30%	8.95%
10/6/2021	5.80%	4.50%	4.35%	3.80%	6.25%	6.60%	10.80%
10/20/2021	5.80%	4.55%	4.30%	3.80%	6.00%	6.80%	9.80%
11/6/2021	6.75%	4.40%	4.30%	3.75%	6.00%	6.10%	8.90%
11/20/2021	6.15%	4.75%	4.80%	4.15%	6.00%	6.15%	9.25%
12/6/2021	5.40%	4.05%	4.20%	3.65%	6.00%	6.00%	8.40%
12/20/2021	5.00%	3.75%	3.85%	3.35%	6.00%	6.00%	9.50%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	7.45%	4.00%	10.25%	50%	56%	43%	N/A
6/6/2021	7.15%	4.00%	11.00%	50%	53%	41%	N/A
6/20/2021	6.05%	4.00%	10.70%	50%	54%	41%	N/A
7/6/2021	6.20%	4.00%	10.70%	50%	55%	42%	N/A
7/20/2021	6.65%	4.00%	10.75%	50%	101%	42%	N/A
8/6/2021	7.05%	4.00%	11.00%	50%	101%	42%	N/A
8/20/2021	8.65%	4.00%	12.70%	53%	60%	45%	N/A
9/6/2021	9.70%	4.00%	11.05%	53%	57%	43%	N/A
9/20/2021	8.45%	4.00%	13.20%	56%	62%	48%	N/A
10/6/2021	8.80%	4.00%	12.85%	56%	59%	45%	N/A
10/20/2021	9.50%	4.00%	12.65%	57%	57%	43%	N/A
11/6/2021	9.00%	4.00%	12.70%	55%	106%	42%	N/A
11/20/2021	8.85%	4.00%	13.05%	55%	56%	43%	N/A
12/6/2021	7.80%	4.00%	12.80%	54%	51%	39%	N/A
12/20/2021	8.55%	4.00%	12.20%	55%	49%	37%	N/A

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7

	S&P 500	S&P 500	MSCI EAFE	iYR	FTBE	S&P 500	FTBE
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	50% DPR	50% DPR	50% DPR	50% DPR	50% DPR	10% Buffer	10% Buffer

	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	8.05%	52%	58%	53%	116%	7.50%	110%
6/6/2021	7.65%	55%	64%	54%	109%	6.35%	72%
6/20/2021	7.50%	53%	59%	50%	105%	6.50%	68%
7/6/2021	7.55%	53%	62%	56%	105%	6.55%	68%
7/20/2021	7.35%	52%	58%	53%	103%	6.40%	66%
8/6/2021	7.60%	52%	59%	52%	103%	5.80%	66%
8/20/2021	8.80%	55%	62%	56%	101%	7.45%	63%
9/6/2021	7.55%	55%	60%	57%	105%	7.15%	68%
9/20/2021	8.05%	56%	58%	64%	111%	7.00%	73%
10/6/2021	7.30%	54%	56%	69%	104%	6.40%	75%
10/20/2021	7.35%	56%	56%	65%	110%	6.30%	84%
11/6/2021	7.20%	53%	54%	64%	105%	6.25%	78%
11/20/2021	7.65%	52%	54%	66%	105%	6.95%	68%
12/6/2021	7.10%	52%	53%	60%	110%	5.95%	73%
12/20/2021	7.00%	55%	56%	67%	115%	5.30%	78%

	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14

	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	MSCI EAFE	iYR
	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year	1‑Year
	10% Buffer	10% Buffer	20% Buffer	20% Buffer	-10% Floor	-10% Floor	-10% Floor

	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap
PURCHASE PAYMENTS BELOW $100,000
1/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	5.55%	4.00%	4.45%	3.75%	6.70%	6.15%	7.80%
6/6/2021	4.75%	3.45%	3.70%	3.15%	6.20%	6.00%	8.55%
6/20/2021	4.90%	3.60%	3.90%	3.35%	6.00%	6.00%	7.25%
7/6/2021	4.90%	3.55%	3.95%	3.35%	6.00%	6.35%	8.70%
7/20/2021	4.90%	3.60%	3.95%	3.35%	6.00%	6.00%	8.10%
8/6/2021	5.05%	3.75%	3.90%	3.35%	6.00%	6.00%	7.95%
8/20/2021	6.40%	4.85%	4.80%	4.15%	6.50%	7.15%	8.75%
9/6/2021	5.15%	3.85%	3.85%	3.35%	6.65%	6.85%	11.00%
9/20/2021	6.05%	4.60%	4.65%	4.00%	6.00%	6.00%	8.65%
10/6/2021	5.60%	4.35%	4.10%	3.60%	6.00%	6.10%	10.35%
10/20/2021	5.60%	4.40%	4.05%	3.60%	6.00%	6.25%	9.40%
11/6/2021	6.50%	4.25%	4.10%	3.60%	6.00%	6.00%	8.50%
11/20/2021	6.00%	4.65%	4.60%	4.00%	6.00%	6.00%	8.90%
12/6/2021	5.20%	3.95%	3.95%	3.45%	6.00%	6.00%	8.10%
12/20/2021	4.75%	3.60%	3.55%	3.10%	6.00%	6.00%	9.00%

	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21

	GLD	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500	S&P 500
	1‑Year	1‑Year	2‑Year	2‑Year	3‑Year	3‑Year	6‑Year
	-10% Floor	0% Floor	50% DPR	50% DPR	10% Buffer	20% Buffer	10% Buffer

	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	7.20%	4.00%	10.05%	50%	54%	41%	N/A
6/6/2021	6.85%	4.00%	10.70%	50%	50%	38%	N/A
6/20/2021	6.00%	4.00%	10.40%	50%	52%	39%	N/A
7/6/2021	6.00%	4.00%	10.45%	50%	52%	40%	N/A
7/20/2021	6.35%	4.00%	10.50%	50%	96%	40%	N/A
8/6/2021	6.75%	4.00%	10.70%	50%	96%	40%	N/A
8/20/2021	8.30%	4.00%	12.40%	51%	57%	43%	N/A
9/6/2021	9.35%	4.00%	10.75%	50%	54%	40%	N/A
9/20/2021	8.10%	4.00%	12.85%	53%	59%	45%	N/A
10/6/2021	8.45%	4.00%	12.40%	54%	56%	42%	N/A
10/20/2021	9.15%	4.00%	12.25%	54%	53%	40%	N/A
11/6/2021	8.70%	4.00%	12.25%	52%	101%	40%	N/A
11/20/2021	8.50%	4.00%	12.65%	52%	54%	40%	N/A
12/6/2021	7.50%	4.00%	12.35%	52%	48%	36%	N/A
12/20/2021	8.20%	4.00%	11.65%	53%	45%	33%	N/A

	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28

	Russell 2000	S&P 500	Russell 2000	Russell 2000	Russell 2000	Russell 2000	Russell 2000
	6‑Year	6‑Year	6‑Year	1‑Year	1‑Year	3‑Year	3‑Year
	10% Buffer	20% Buffer	20% Buffer	10% Buffer	20% Buffer	10% Buffer	20% Buffer

	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS BELOW $100,000
1/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]
Free Withdrawal Allowance [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]
Performance Lock [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]
Extended Care Waiver [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]
Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense, Maximum [Dollars]